RECENT ACCOUNTING PRONOUNCMENTS	6 Months Ended
Jun. 30, 2017
Accounting Changes and Error Corrections [Abstract]
RECENT ACCOUNTING PRONOUNCMENTS
RECENT ACCOUNT PRONOUNCEMENTS

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which supersedes nearly all existing revenue recognition guidance under US GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. This update establishes a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing US GAAP. The FASB recently issued ASU 2015-14, which deferred the effective date of ASU 2014-09 by one year to period commencing on or after December 15, 2017. The Company is in the process of considering the impact of the standard on its consolidated financial statements. For vessels operating on voyage charters, we expect to continue recognizing revenue over time. At present, we believe there are two potential methods for revenue recognition, discharge to discharge (the current industry standard) and load to discharge. Using discharge to discharge, which is our current revenue recognition policy, revenue recognition starts at the later of discharge of previous cargo or contract signing and revenue is recognized straight line from this point to the discharge of the cargo. Under load to discharge, revenue recognition would start when the cargo is loaded onto a vessel and recognized straight line to the point of discharge. While the timing of revenue recognition would change under load to discharge, the total voyage results recognized over all periods would not change. The adoption of the standard is not expected to have a material impact on other income, primarily income earned from the commercial management of related party and third party vessels and newbuilding supervision fees derived from related parties and third parties.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which made targeted improvements to the recognition and measurement of financial assets and financial liabilities. The update changes how entities measure equity investments that do not result in consolidation and are not accounted for under the equity method and how they present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. The new guidance also changes certain disclosure requirements and other aspects of current US GAAP. The guidance will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years and early adoption is permitted in some cases. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and early adoption is permitted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017-01 Business combinations (805), which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of businesses. The amendments in this Update provide a screen to determine when a set is not a business. If the screen is not met, it (i) requires that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and (ii) removes the evaluation of whether a market participant could replace the missing elements. The amendments in this Update are effective for the Company for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted in certain cases. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017-04 Intangibles - Goodwill and other (350), which simplifies the test for goodwill impairment. This Update eliminates Step 2 from the goodwill impairment test. In computing the implied fair value of goodwill under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of the assets acquired and liabilities assumed in a business combination. Instead an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, however the loss recognized should not exceed the total amount of goodwill allocated to the reporting unit. The amendments in this Update are effective for the Company for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures and this will depend on the financial position of the Company at implementation.

In February 2017, the FASB issued ASU 2017-05, Other Income - Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20). The Update clarifies the definition of “in substance nonfinancial assets”, it also clarifies that nonfinancial assets within the scope of Subtopic 610-20 may include nonfinancial assets transferred within a legal entity to a counterparty. The amendments in this Update exclude all businesses and non-profit activities from the scope of Subtopic 610-20. Therefore, derecognition of all businesses and non-profit activities should be accounted for in accordance with Subtopic 810-10, Consolidation-Overall. The guidance in Subtopic 610-20 (as originally issued in Update 2014-09) would have required an entity to apply the guidance in Topic 860, Transfers and Servicing, to a transfer of an equity method investment unless the equity method investment is considered an in substance nonfinancial asset. This Update removes that scope exception. The amendments in this Update are effective at the same time as the amendments in Update 2014-09. Therefore, for public entities, the amendments are effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.

In May 2017, the FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718). The update aims to reduce diversity in practice and simplify the guidance in Topic 718 when companies account for changes to the terms and conditions of share based payment awards. The amendments in this Update mean and entity should account for a modification unless the fair value of the modified award is the same as the original award immediately prior to modification, the vesting conditions for the modified award are the same as the original award the and classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before the original award is modified. The amendments in this Update are effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. The amendments in this Update should be applied prospectively to an award modified on or after the adoption date. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.